Income Tax Expense - Summary Of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at the statutory tax rate of 30%	$ (16,881)	$ (20,654)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Foreign tax rate differential	1,081	484
Non-deductible items	1,968	6,625
Impact of foreign exchange rates	(129)	0
Current year tax losses and changes in valuation allowance	13,961	13,545
Effective income tax	$ 0	$ 0